Securitizations And Variable Interest Entities (Carrying Amount Of Assets And Liabilities Of Unconsolidated VIEs) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Carrying amount of variable interests Assets	¥ 2,796	¥ 2,485
Carrying amount of variable interests Liabilities		9
Maximum exposure to loss to unconsolidated VIEs	2,836	2,531
Equities [Member]
Carrying amount of variable interests Assets	46	58
Maximum exposure to loss to unconsolidated VIEs	46	58
Debt securities [Member]
Carrying amount of variable interests Assets	163	133
Maximum exposure to loss to unconsolidated VIEs	163	133
Mortgage and mortgage-backed securities [Member]
Carrying amount of variable interests Assets	2,255	2,137
Maximum exposure to loss to unconsolidated VIEs	2,255	2,137
Investment trust funds and other [Member]
Carrying amount of variable interests Assets	226	96
Maximum exposure to loss to unconsolidated VIEs	226	96
Derivatives [Member]
Carrying amount of variable interests Assets	0	0
Carrying amount of variable interests Liabilities		9
Maximum exposure to loss to unconsolidated VIEs	15	27
Private equity [Member]
Carrying amount of variable interests Assets	24	25
Maximum exposure to loss to unconsolidated VIEs	24	25
Short-term loans [Member]
Carrying amount of variable interests Assets	7	2
Maximum exposure to loss to unconsolidated VIEs	7	2
Long-term loans [Member]
Carrying amount of variable interests Assets	70	29
Maximum exposure to loss to unconsolidated VIEs	70	29
Other [Member]
Carrying amount of variable interests Assets	5	5
Maximum exposure to loss to unconsolidated VIEs	5	5
Commitments to extend credit [Member]
Maximum exposure to loss to unconsolidated VIEs	¥ 25	¥ 19